BANK LOANS - Short-term bank loans - Narrative (Details)		6 Months Ended
	Apr. 13, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Apr. 13, 2022 USD ($)
BANK LOANS
Proceeds from debt		¥ 1,000,000	$ 144,963	¥ 0
Beijing Rural Commercial Bank
BANK LOANS
Term of debt	1 year
Interest rate (as a percent)	4.60%				4.60%
Carrying value of self-owned housing property pledged as collateral	¥ 17,600,000				$ 2,500,000
Interest expense on bank loan		¥ 227,918	$ 33,040	¥ 262,259
Beijing Rural Commercial Bank | Short term borrowings one
BANK LOANS
Face amount of debt	5,600,000				811,795
Beijing Rural Commercial Bank | Short term borrowings two
BANK LOANS
Face amount of debt	¥ 4,400,000				$ 637,838
Term of debt	1 year